Financing Receivables (Changes In The Allowance For Losses For The Current Period) (Details) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)		Sep. 30, 2011 Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Corporate Loans [Member] USD ($)		Sep. 30, 2011 Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)
Total allowance for loan losses, Balance at beginning of year	$ 45		¥ 3,493		$ 49		¥ 3,809		$ 4	¥ 339	$ 4	¥ 339	$ 1		¥ 57		$ 1		¥ 37						$ 40		¥ 3,086		$ 44		¥ 3,422		$ 0	¥ 11	$ 0	¥ 11
Total allowance for loan losses, Provision for losses	5		330		2		105		1	49	1	49	0		(24)		0		(4)						4		316		1		71		0	(11)	0	(11)
Total allowance for loan losses, Charge-offs
Total allowance for loan losses, Other	(3)	[1]	(236)	[1]	(4)	[1]	(327)	[1]					0	[1]	(1)	[1]	0	[1]	(1)	[1]	[1]	[1]	[1]	[1]	(3)	[1]	(235)	[1]	(4)	[1]	(326)	[1]
Total allowance for loan losses, Balance at end of year	47		3,587		47		3,587		5	388	5	388	1		32		1		32						41		3,167		41		3,167
Allowance for receivables other than loans, Balance at beginning of year	19		1,460		14		1,051
Allowance for receivables other than loans, Provision for losses	(3)		(196)		(2)		(179)
Allowance for receivables other than loans, Charge-offs					0		(1)
Allowance for receivables other than loans, Other	0	[1]	(23)	[1]	4	[1]	370	[1]
Allowance for receivables other than loans, Balance at end of year	16		1,241		16		1,241
Total allowance for doubtful accounts, Balance at beginning of year	64		4,953		63		4,860
Total allowance for doubtful accounts, Provision for losses	2		134		0		(74)
Total allowance for doubtful accounts, Charge-offs					0		(1)
Total allowance for doubtful accounts, Other	(3)	[1]	(259)	[1]	0	[1]	43	[1]
Total allowance for doubtful accounts, Balance at end of year	$ 63		¥ 4,828		$ 63		¥ 4,828

[1]	Includes the effect of foreign exchange movements.